January 2, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Municipal Trust (the "Registrant")
1933 Act File No. 002-91229, Post-Effective Amendment No. 82
1940 Act File No. 811-04025, Amendment No. 83 (collectively, the "Amendment")

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purposes of this Amendment are to: (i) add two new series to the Registrant, Managed Account Shares Series CA and Managed Account Shares Series N; and (ii) make certain other non-material changes deemed appropriate by the Registrant.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3390.

Sincerely,

/s/ Giles Walsh
Giles Walsh
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com